Offerings	May 20, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.500% Notes due 2030
Amount Registered | shares	550,000,000
Proposed Maximum Offering Price per Unit	0.99942
Maximum Aggregate Offering Price	$ 549,681,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 84,156.16
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offerings. The maximum aggregate amount of those offerings is $ 1,200,000,000
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.100% Notes due 2035
Amount Registered | shares	650,000,000
Proposed Maximum Offering Price per Unit	0.99961
Maximum Aggregate Offering Price	$ 649,746,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 99,476.19
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offerings. The maximum aggregate amount of those offerings is $ 1,200,000,000